Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements the information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

BAL-K-SUM-19-02 1.9880425.103	December 24, 2019

Supplement to the
Fidelity® Balanced Fund
October 30, 2019
As Revised November 8, 2019
Summary Prospectus

Effective on or about January 1, 2020, Ashley Fernandes has replaced Jonathan Kasen as a co-manager of the fund.

Effective on or about January 1, 2020, the following information supplements the information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ashley Fernandes (co-manager) has managed the fund since January 2020.

Melissa Reilly (co-manager) has managed the fund since January 2020.

BAL-SUM-19-02 1.9881533.102	December 24, 2019